Share Purchase Warrants (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 21, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share Purchase Warrants
Revised exercise price of warrants	$ 0.03					$ 0.000245
Revised numbers of warrants	2,222,222
Maturity date of warrants	Dec. 02, 2024
Increase in value of warrants		$ 0	$ 0	$ 0	$ 370,726	$ 370,726	$ 0